Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of assets and liabilities held for sale [Abstract]
Disclosure of assets and liabilities held for sale
The total assets and liabilities held for sale at 31 December 2021 and 2020, which are all in gas & low carbon energy and oil productions & operations, are set out in the table below.

		$ million
	2021	2020
Property, plant and equipment	35	1,099
Goodwill	137	199
Investments in associates	632	—
Inventories	152	—
Trade and other receivables	696	28
Assets classified as held for sale	1,652	1,326
Trade and other payables	(238)	(36)
Lease liabilities	(74)	—
Provisions	(47)	(10)
Liabilities directly associated with assets classified as held for sale	(359)	(46)